Long-term investments	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Long-term investments
10.	Long-term investments
Long-term investments consist of investments in privately held companies and available for sale investment. The following table sets forth the changes in the Group’s Long-term investments:

	Cost Method	Equity Method	Available for sale investment	Total
	RMB	RMB		RMB
Balance as of December 31, 2018	35,000	23,038	—	58,038

Investments made	50,000	6,500	—	56,500
Loss from equity method investments	—	(8,149)	—	(8,149)
Less: Foreign currency translation adjustments	—	2,214	—	2,214
Balance as of December 31, 2019	85,000	23,603	—	108,603

Investments made	—	4,894	—	4,894
Loss from equity method investments	—	(11,523)	—	(11,523)
Less: Impairment	—	(15,908)	—	(15,908)
Less: Foreign currency translation adjustments	—	(1,066)	—	(1,066)
Subscription of private equity fund	—	—	36,600	36,600
Gross unrealized loss in accumulated other comprehensive income	—	—	(421)	(421)
Balance as of December 31, 2020	85,000	—	36,179	121,179

Cost method investment
In December 2018, the Group invested in 5% equity interest of Fullerton Credit (Chongqing) Co., Ltd (“Chongqing Fullerton”) by purchasing ordinary shares, with a total cash consideration of RMB35,000. The investment was accounted for under the cost method as the Group had no significant influence over the investee and Chongqing Fullerton had no readily determinable fair value.
In June 2019, the Group invested in 9.09% equity interest of Bene Internet Technology Co., Ltd. (“Bene Info”) by purchasing ordinary shares with a total consideration of RMB50,000. The investment w as
 accounted for under the cost method as the Group had no significant influence over the investee and Bene Info had no readily determinable fair value.
Equity method investment
In October 2017, the
Group acquired a

27% equity
interest
of Pivot Fintech PTE. Ltd (“Pivot”) by purchasing ordinary shares with a total consideration of RMB8,821.
In June 2020, the Group made an additional investment of RMB4,894 (US$750) in Pivot and acquired total 48.9% equity interest after the additional investment. For the years ended December 31, 2019 and 2020, the Group recognized its proportionate share of the equity investee’s net loss into earnings in the amount of RMB1,349 and RMB1,804, respectively. In the year ended December 31, 2020 full impairment was made to the carrying value of investment to Pivot due to its recurring operating losses and deteriorated financial position, such the impairment is other-than temporary.
In April, 2018, the Group entered an agreement with United Overseas Bank Limited (“UOB”) to establish a joint venture of Avatec.ai (S) Pte. Ltd (“Avatec”) in Singapore to develop the lending platform so as to providing credit services and solutions, focusing on data technology based credit assessment, scoring and selection with commercial applications, and supporting consumer and small and medium enterprise lending activities. The Group invested in Avatec through purchase of its ordinary shares, with a total cash consideration of RMB19,259 to obtain 40% shareholding interests.
In November 2020, the Group sold the
20%
of Avatec’s equity interest to UOB with the consideration of
$1.
For the year ended December 31, 2020,
the Group recognized the loss from disposal of
Avatec’ equity interest in the amount of RMB3,138.
For the years ended December 31, 2019 and 2020, the Group recognized its proportionate share of the equity investee’s net loss in the amount of

RMB5,972 and RMB6,560,

 respectively. In the year ended December 31, 2020, the Group fully impaired the remaining carrying value of investment in Avatec due to its recurring operating losses and deteriorating financial position.
In June 2019, The Group acquired 25% equity interest of Beijing Ruisasi Technology Co., Ltd. (“Beijing Ruisasi”) by purchasing its ordinary shares from an agreement with an unaffiliated party with a total cash consideration of RMB6,500.
The carrying amount of RMB6,500 is higher than its interest in the investees’ underlying net assets. The basis difference for income taxes of

RMB 5,931
relates to goodwill recognized upon acquisition of Beijing Ruisasi’s equity interest; this goodwill is not amortized for tax. For the years ended December 31, 2019 and 2020, the Group recognized the Group’s proportionate share of the equity investee’s net loss into earnings in the amount of
RMB828 and RMB21,
respectively. In the year ended December 31, 2020
, the Group fully impaired the investment in Beijing Ruisasi due to its recurring operating losses and deteriorating financial position.

Available for sale investment
Available for sale investment represents an investment in a private equity fund made in the year ended December 31, 2020. The private equity fund was controlled by a third-party fund management company. The private equity fund invested into debt securities of a third-party real estate development company. Jimu Group was the general partner and several other third parties were limited partners.
This investment is carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. For the year ended December 31, 2020, the unrealized losses from the changes in fair values is of
RMB421
.